Accrued Liabilities - Accrued Expenses (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Accrued Liabilities
Other accruals	$ 5.0	$ 3.6
Accrued realized losses on cash flow interest rate swaps	$ 0.0	$ 1.2